S000089216 [Member] Investment Strategy - Parnassus Core Select ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed ETF whose objective is to achieve capital appreciation by investing primarily in a concentrated portfolio of equity securities (generally 20‑30 holdings) selected using the Fund’s “core strategy,” as discussed herein. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities selected using its core strategy. The Fund’s “core strategy” selects value stocks and growth stocks of companies for investment. Value stocks are stocks of companies that the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”), believes are undervalued, which means that their current prices are less than the Adviser believes they are worth. Growth stocks are stocks of companies whose revenues, earnings, or cash flows the Adviser expects to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The Fund is primarily a large‑cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund considers a large‑cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Index (which was $15.8 billion as of March 31, 2026) measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid‑capitalization companies. The portfolio managers focus on seeking downside protection by purchasing investments for the Fund’s portfolio that the Adviser believes have less exposure to broad equity market risk taking into consideration the research and analysis performed on individual companies, the universe of holdings within the Fund’s portfolio, and the Adviser’s assessment of the market and applicable risks. The Fund invests mainly in U.S. stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. In such cases, the Fund may purchase foreign securities directly on foreign markets, or may invest in sponsored or unsponsored American Depositary Receipts issued by depository banks in the U.S. for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. The Fund seeks to invest in equity securities that have the potential for capital appreciation. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s durable competitive advantage and management team. The Adviser assesses a company’s durable competitive advantage by determining how likely it is to ward off rivals for an extended time by looking for characteristics such as a high level of return on invested capital, a strong network effect (meaning there is a loyal base of customers or partners for whom cross-selling products can enhance the client experience), patents and regulatory licenses, high customer switching costs, an effective well-known brand, and/or low production costs relative to competitors.
As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with its investment philosophy set out herein and in its Principles and Sustainable Investment Policy (as discussed in further detail below), as the Adviser believes these factors are relevant to its assessment of quality and the risk-return profiles of companies in the Fund. As discussed further under the captions, “Sustainable Investment Guidelines” and “Integration and Stewardship,” the Principles and Sustainable Investment Policy describe the Adviser’s approach to investing.
This quality assessment is integrated as part of a holistic evaluation of fundamental attributes of the company across the Parnassus quality characteristics of competitive advantages, relevancy, management, sustainable business practices and valuation. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. The Adviser conducts a holistic evaluation for each company, and not all factors will necessarily be relevant to all companies.
The sustainable business practices for all current holdings are reviewed at least annually to ensure the companies held by the Fund continue to be consistent with the Adviser’s investment philosophy and expectations. The Adviser will evaluate on a case‑by‑case basis whether the Fund will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation relative to other available opportunities, or if the company no longer meets the Adviser’s expectations for sustainable business practices and the Adviser does not believe it is an appropriate investment for the Fund following such changes. The Adviser does not generally expect to invest in companies that operate contrary to its Principles and Sustainable Investment Policy and investment philosophy as described in this prospectus.
The Fund is non‑diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund.